LAND USE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2017
LAND USE RIGHTS
Schedule of land use rights
	As of December 31,
	2016	2017
Land use rights (Note 3)	149,668	149,668
Less: Accumulated amortization	(4,147)	(9,560)

Total	145,521	140,108